AIF STAT SUP-1 021114

Statutory Prospectus Supplement dated February 11, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Select Companies Fund

The following information replaces the table in its appearing under the heading “FUND SUMMARIES – INVESCO EMERGING MARKETS EQUITY FUND - Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	2011”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers - Invesco Emerging Markets Equity Fund” in the prospectus:

•	“Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

The portfolio manager is assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.”

AIF STAT SUP-1 021114

EME STAT SUP-1 021114

Statutory Prospectus Supplement dated February 11, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Emerging Markets Equity Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	2011”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

The portfolio manager is assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

EME STAT SUP-1 021114